NATIONWIDE VARIABLE INSURANCE TRUST
NVIT DoubleLine Total Return Tactical Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT Loomis Core Bond Fund
NVIT Loomis Short Term Bond Fund
NVIT Loomis Short Term High Yield Fund
NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector Bond Fund)

Supplement dated October 28, 2026
to the Prospectus dated April 30, 2026

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Loomis Short Term High Yield Fund

Effective immediately, all references to, and information regarding, Alessandro Pagani, CFA in the Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE